Risk Management Activities - Market Risk - Commodity Price - Narrative (Detail) l in Millions, R in Millions, $ in Millions, $ in Millions							1 Months Ended		2 Months Ended		4 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2019 $ / Boe ZAR-kg $ / oz	Jan. 31, 2019 oz $ / oz	Dec. 31, 2018 oz $ / oz	Oct. 31, 2018 ZAR-kg	Mar. 31, 2018 oz $ / oz $ / oz	Feb. 28, 2018 oz $ / oz	Jun. 30, 2019 l $ / Boe $ / t partsPerMillion $ / oz oz $ / oz	Nov. 30, 2017 $ / t t	Nov. 30, 2020 $ / t t	Jun. 30, 2017 $ / Boe partsPerMillion l $ / t	Oct. 31, 2020 oz	Jan. 31, 2019 oz ZAR-kg	Apr. 30, 2018 oz $ / per_oz	Jun. 30, 2020 oz	Dec. 31, 2022 USD ($) $ / oz oz	Dec. 31, 2022 AUD ($) $ / oz oz	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($) oz	Dec. 31, 2020 AUD ($) oz	Dec. 31, 2020 ZAR (R) oz	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 ZAR (R)	Jun. 30, 2018 $ / Boe
Fair value hedges | Ghana | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Mark to market value, assets | $															$ 0.0		$ 3.1
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss | $															16.5		0.3
Fair value hedges | Australia | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Mark to market value, assets															0.0		2.0					$ 0.0	$ 2.7
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss															10.3	$ 14.9	0.6	$ 0.8
Unrealized gain (loss) on hedge ineffectiveness																	7.0	9.3
Commodity price risk | Ghana | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Unrealized gain (loss) on hedge ineffectiveness | $															$ (3.0)		13.1
Average swap price | $ / t							575			457.2
Commodity price risk | Fair value hedges | Peru
Disclosure of Financial Risk Management [line items]
Mark to market value, liabilities | $																			$ 14.0
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss | $																	45.8		0.0
Unrealized gain (loss) on hedge ineffectiveness | $																	14.0		$ 14.0
Number of tonnes committed under contract | t								29,400
Commodity price risk | Fair value hedges | Ghana
Disclosure of Financial Risk Management [line items]
Volume of gold hedged							275,000						488,900						100,000	100,000	100,000
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss | $																			$ (114.5)
Commodity price risk | Fair value hedges | Ghana | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Swap price per barrel hedged | $ / Boe							75.8			61.4
Volume of diesel hedged | l							123.2			125.8
Benchmark price per barrel at time transaction | $ / Boe																										49.8
Usage Percentage							50.00%
Commodity price risk | Fair value hedges | Ghana | Cash settled swap transaction contracts | Brent crude
Disclosure of Financial Risk Management [line items]
Benchmark price per barrel at time transaction | $ / Boe	59.2						59.2
Commodity price risk | Fair value hedges | Australia
Disclosure of Financial Risk Management [line items]
Volume of gold hedged		456,000	283,000		452,800	221,000	480,000				600,000			400,000	1,000,000	1,000,000
Strike price of gold | $ / oz			1,751			1,714
Average strike price of gold hedged | $ / oz															2,190	2,190
Mark to market value, liabilities																			27.3					$ 35.5
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss																	31.4	41.8	201.4	$ 292.2
Unrealized gain (loss) on hedge ineffectiveness																	$ 5.8	$ 7.7	71.8	$ 104.0
Commodity price risk | Fair value hedges | Australia | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Diesel sulphur measure | partsPerMillion							10			10
Swap price per barrel hedged | $ / Boe							74.0			61.2
Volume of diesel hedged | l							75.0			77.5
Benchmark price per barrel at time transaction | $ / Boe										49.9
Usage Percentage							50.00%
Commodity price risk | Fair value hedges | Australia | Cash settled swap transaction contracts | Brent crude
Disclosure of Financial Risk Management [line items]
Benchmark price per barrel at time transaction | $ / Boe	57.4						57.4
Commodity price risk | Fair value hedges | Zero cost collar | Ghana
Disclosure of Financial Risk Management [line items]
Volume of gold hedged							(175,000)
Commodity price risk | Fair value hedges | Zero cost collar | Australia
Disclosure of Financial Risk Management [line items]
Volume of gold hedged			173,000				(270,000)
Commodity price risk | Fair value hedges | Average rate forwards | Ghana
Disclosure of Financial Risk Management [line items]
Volume of gold hedged							100,000
Mark to market value, liabilities | $																			0.0
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss | $																			36.4
Commodity price risk | Fair value hedges | Average rate forwards | Australia
Disclosure of Financial Risk Management [line items]
Volume of gold hedged							(210,000)
Commodity price risk | Fair value hedges | Floor rate | Peru
Disclosure of Financial Risk Management [line items]
Number of tonnes committed under contract | t									24,000
Strike price of copper | $ / t								6,600	6,525
Commodity price risk | Fair value hedges | Floor rate | Ghana
Disclosure of Financial Risk Management [line items]
Strike price of gold	1,400						1,364						1,300
Commodity price risk | Fair value hedges | Floor rate | Australia
Disclosure of Financial Risk Management [line items]
Strike price of gold | $ / oz		1,800			1,703
Average strike price of gold hedged | $ / oz							1,933
Commodity price risk | Fair value hedges | Floor rate | Zero cost collar | Australia
Disclosure of Financial Risk Management [line items]
Strike price of gold | $ / oz			1,720
Commodity price risk | Fair value hedges | Interest rate caps | Peru
Disclosure of Financial Risk Management [line items]
Strike price of copper | $ / t								7,431	7,382
Commodity price risk | Fair value hedges | Interest rate caps | Ghana
Disclosure of Financial Risk Management [line items]
Strike price of gold	1,557						1,449						1,418
Commodity price risk | Fair value hedges | Interest rate caps | Australia
Disclosure of Financial Risk Management [line items]
Strike price of gold		1,869			1,767
Average strike price of gold hedged | $ / oz							2,014
Commodity price risk | Fair value hedges | Interest rate caps | Zero cost collar | Australia
Disclosure of Financial Risk Management [line items]
Strike price of gold | $ / oz			1,789
Commodity price risk | Fair value hedges | Forward rates | Ghana
Disclosure of Financial Risk Management [line items]
Strike price of gold | $ / oz							1,382
Commodity price risk | Fair value hedges | Forward rates | Australia
Disclosure of Financial Risk Management [line items]
Strike price of gold | $ / oz							1,957
South Africa | Fair value hedges | Interest rate caps | South deep | Zero cost collar
Disclosure of Financial Risk Management [line items]
Volume of gold hedged							100,000
South Africa | Fair value hedges | Interest rate caps | South deep | Average rate forwards
Disclosure of Financial Risk Management [line items]
Volume of gold hedged							100,000
South Africa | Commodity price risk | Fair value hedges
Disclosure of Financial Risk Management [line items]
Mark to market value, liabilities																			0.0						R 0.0
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss																			95.4		R (1,562.6)
Unrealized gain (loss) on hedge ineffectiveness																			$ 10.7		R 176.0
South Africa | Commodity price risk | Fair value hedges | Cash settled average rate forwards
Disclosure of Financial Risk Management [line items]
Volume of gold hedged							200,000
South Africa | Commodity price risk | Fair value hedges | South deep | Cash settled average rate forwards
Disclosure of Financial Risk Management [line items]
Volume of gold hedged												112,613
Strike price of gold | ZAR-kg				617,000								617,000
South Africa | Commodity price risk | Fair value hedges | Floor rate
Disclosure of Financial Risk Management [line items]
Strike price of gold | ZAR-kg	660,000
South Africa | Commodity price risk | Fair value hedges | Interest rate caps
Disclosure of Financial Risk Management [line items]
Strike price of gold | ZAR-kg	727,000
South Africa | Commodity price risk | Fair value hedges | Forward rates
Disclosure of Financial Risk Management [line items]
Strike price of gold | ZAR-kg	681,400
Australia | Fair value hedges | Cash settled swap transaction contracts
Disclosure of Financial Risk Management [line items]
Unrealized gain (loss) on hedge ineffectiveness															$ (1.9)	$ (2.7)